Retirement Benefit Plan - Summary of Approach Used to Set the Key IAS 19 Assumptions (Detail) - BT Pension Scheme [Member]	12 Months Ended
Mar. 31, 2018
Actuarial Assumption of Discount Rates [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Approach used to set key IAS 19 assumptions	IAS 19 requires that the discount rate is determined by reference to market yields at the reporting date on high quality corporate bonds. The currency and term of these should be consistent with the currency and estimated term of the pension obligations. The assumption is calculated by applying the projected BTPS benefit cash flows to a corporate bond yield curve constructed based on the yield on AA-rated corporate bonds. In setting the yield curve, judgement is required on the selection of appropriate bonds to be included in the universe and the approach used to then derive the yield curve. At 31 March 2018, the discount rate model used to select bonds and derive the yield curve was updated to better reflect yields on corporate bonds over the life of the Scheme. A key difference is that the revised model excludes bonds which have either an implicit or explicit Government guarantee, which is more consistent with the requirements of IAS19, and reflects developing practice. Both the old and revised models are standard models developed by our external actuary. The impact of this change is a £2.1bn reduction in the BTPS liabilities.
Actuarial Assumption of Expected Rates Off Retail Prices Index Inflation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Approach used to set key IAS 19 assumptions	The RPI inflation assumption is set using the entire inflation curve, weighted by projected BTPS benefit cash flows, and making an adjustment for an inflation risk premium (to reflect the extra premium paid by investors for inflation protection), which is currently assumed to be 20bps.
Actuarial Assumption of Expected Rates of Consumer Prices Index Inflation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Approach used to set key IAS 19 assumptions	CPI is assessed at a margin below RPI taking into account market forecasts and independent estimates of the expected difference.
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Approach used to set key IAS 19 assumptions	Long-term salary increases for BTPS members are assumed to be equal to CPI inflation.
Actuarial Assumption of Expected Rates of Pension Increases [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Approach used to set key IAS 19 assumptions	Benefits are assumed to increase in line with the RPI or CPI inflation assumptions, based on the relevant index for increasing benefits, as prescribed by the rules of the BTPS and summarised above.
Actuarial Assumption of Mortality Rates [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Approach used to set key IAS 19 assumptions	The longevity assumption has been updated to take into account: – the actual mortality experience of the BTPS pensioners, based on a formal review conducted at the 2014 triennial funding valuation – future improvements in longevity based on a model published by UK actuarial profession’s Continuous Mortality Investigation (using the CMI 2016 Mortality Projections model with a 1.25% per year long-term improvement parameter).